Securities (Tables)	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities
The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2018:
U.S. government agencies	$45,250	$—	$(500)	$44,750
State and municipal obligations	$78,083	$1,194	$(36)	$79,241
Total debt securities	$123,333	$1,194	$(536)	$123,991

Available-for-sale Securities:
December 31, 2017:
U.S. government agencies	$45,249	$—	$(290)	$44,959

	$45,249	$—	$(290)	$44,959

Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities, by Contractual Maturity
The amortized cost and fair value of available-for-sale securities at December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale
	Amortized Cost	Fair Value
	(In thousands)

Under 1 year	$3,000	$2,992
One to five years	42,250	41,758
Over ten years	78,083	79,241

Totals	$123,333	$123,991

Investments' Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in Continuous Unrealized Loss Position
The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2018 and 2017:

December 31, 2018
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)
US Government agencies	$—	$—	$44,750	$(500)	$44,750	$(500)
State and municipal obligations	$5,182	$(36)	$—	$—	$5,182	$(36)

Total temporarily impaired securities	$5,182	$(36)	$44,750	$(500)	$49,932	$(536)

December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)
US Government agencies	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

Total temporarily impaired securities	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)